Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
Net Income (loss) per Share
Schedule of computation of basic and diluted net income (loss) per share attributable to ordinary shareholders

	Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	USD
Net income (loss) attributable to ordinary shareholders — basic	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Net income (loss) attributable to ordinary shareholders — diluted	409,492,179	(387,744,018)	(164,686,075)	(23,655,674)
Weighted average number of ordinary shares outstanding — basic	195,467,414	200,480,910	201,695,899	201,695,899
Plus: share options	8,592,663	—	—	—
Plus: restricted shares	1,611,827	—	—	—
Weighted average number of ordinary shares outstanding — diluted	205,671,904	200,480,910	201,695,899	201,695,899
Basic net income (loss) per share	2.09	(1.93)	(0.82)	(0.12)
Diluted net income (loss) per share	1.99	(1.93)	(0.82)	(0.12)

Schedule of antidilutive securities excluded from computation of earnings per share

	As of December 31,
	2017	2018	2019
Share options	—	9,424,471	9,145,983
Restricted shares	—	1,241,352	1,182,370
Total	—	10,665,823	10,328,353